Trade receivables and other current assets	12 Months Ended
Dec. 31, 2024
Trade receivables and other current assets
Trade receivables and other current assets

18.  Trade receivables and other current assets

	December 31, 2024	December 31, 2023
Trade receivables	32,886	45,442
Deposits and prepayments	4,274	3,250
VAT refundable	4,962	3,192
Other receivables	9	19
Total	42,131	51,903

The Group does not hold any collateral over the trade receivables balances, nor is there any related financing component.

The fair values of trade and other receivables approximate to their carrying amounts as presented above as they are mostly of a short-term nature.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 28 to these consolidated financial statements.

The amount of ECL balance in respect of trade and other receivables is 1,453 as at December 31, 2024 and 1,431 as at December 31, 2023.